UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McGarr Capital Management Corp.
Address: 2911 Turtle Creek Blvd., Suite 907

         Dallas, TX  75219

13F File Number:  28-06900

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert L. Chambers
Title:     Chief Financial Officer
Phone:     (214) 522-2577

Signature, Place, and Date of Signing:

     Robert L. Chambers     Dallas, TX     October 31, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     213596


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICA ONLINE INC DEL      COM                 02364J104     5816   108200 SH       SOLE                   108200
AT&T CORP                   COM LIB GRP A       001957208     6250   347200 SH       SOLE                   347200
CHASE MANHATTAN CORP NEW    COM                 16161A108    11339   245500 SH       SOLE                   245500
CISCO SYS INC               COM                 17275R102    19293   349200 SH       SOLE                   349200
CITIGROUP INC               COM                 172967101    28813   532965 SH       SOLE                   532965
CLEAR CHANNEL COMMUNICATIONSCOM                 184502102    20970   371156 SH       SOLE                   371156
CORNING INC                 COM                 219350105     4039    13600 SH       SOLE                    13600
DELL COMPUTER CORP          COM                 247025909     7000   200000 SH  CALL SOLE                   200000
DELL COMPUTER CORP          COM                 247025109    22003   714100 SH       SOLE                   714100
GOLDMAN SACHS GROUP INC     COM                 38141G104     5560    48800 SH       SOLE                    48800
NORTEL NETWORKS CORP NEW    COM                 656568102     3949    66300 SH       SOLE                    66300
PLAYTEX PRODS INC           COM                 72813P100    29029  2457500 SH       SOLE                  2457500
SUN MICROSYSTEMS INC        COM                 866810104    13952   119500 SH       SOLE                   119500
VODAFONE GROUP PLC NEW      SPONSORED ADR       92857W100    14471   391100 SH       SOLE                   391100
WILLIAMS COS INC DEL        COM                 969457100    21112   499700 SH       SOLE                   499700